Income Tax (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax [Line Items]
Profit tax rate		8.25%
Income tax rate, percentage		25.00%
Losses carried forward amount (in Yuan Renminbi)
Deferred tax assets (in Yuan Renminbi)		¥ 1,217,929	¥ 1,304,011
PRC [Member]
Income Tax [Line Items]
Income tax rate, percentage		25.00%
Hong Kong [Member]
Income Tax [Line Items]
Profit tax rate		16.50%
Profits tax rate, assessable profits (in Dollars) | $	$ 2